Schedule of Goodwill (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Cost	$ 100,129
Disposal of FCI	(25,117)
Accumulated Impairment	(74,974)
Foreign Currency Adjustment	$ (38)